United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 6/30/17

Date of Reporting Period: Six months ended 12/31/16

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
December 31, 2016
Federated Bank Loan Core Fund

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At December 31, 2016, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	16.6%
Health Care	14.4%
Media Entertainment	6.1%
Financial Institutions	5.0%
Packaging	4.9%
Consumer Cyclical Services	3.5%
Other[2]	39.1%
Other Security Types[3]	4.4%
Cash Equivalents[4]	8.6%
Other Assets and Liabilities-Net[5]	(2.6)%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the CS Leveraged Loan Index (CSLLI). Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Other Security Types consist of an exchange-traded fund.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
December 31, 2016 (unaudited)
Principal Amount or Shares		Value
	FLOATING RATE LOANS—89.6%
	Aerospace/Defense—2.2%
$876,363	B/E Aerospace, Inc., Term Loan—1st Lien, 3.89%, 12/16/2021	$882,279
2,771,912	Engility Corp., Term Loan—1st Lien, 5.77%, 8/12/2023	2,819,727
3,842,866	TransDigm, Inc., Term Loan—1st Lien, 3.85%, 5/14/2022	3,881,948
975,000	TransDigm, Inc., Term Loan—1st Lien, 3.98%, 6/4/2021	983,682
6,977,469	TransDigm, Inc., Term Loan—1st Lien, 3.77%, 6/9/2023	7,058,582
	TOTAL	15,626,218
	Automotive—1.7%
533,386	Allison Transmission, Inc., Term Loan—1st Lien, 3.26%, 9/23/2022	541,120
4,816,557	Gates Global LLC, Term Loan—1st Lien, 4.25%, 7/6/2021	4,827,347
4,443,750	TI Group Auto Systems LLC, Term Loan—1st Lien, 4.50%, 6/30/2022	4,502,096
2,401,404	Tower Automotive Holdings, Term Loan—1st Lien, 4.00%, 4/23/2020	2,419,414
	TOTAL	12,289,977
	Building Materials—1.5%
2,000,000	Abc Supply Co., Inc., Term Loan—1st Lien, 3.52%, 10/31/2023	2,021,940
1,980,000	Beacon Roofing Supply, Inc., Term Loan—1st Lien, 3.72%, 10/1/2022	2,001,453
1,995,000	HD Supply, Inc., Term Loan—1st Lien, 3.75%, 10/17/2023	2,012,875
2,962,575	HD Supply, Inc., Term Loan—1st Lien, 3.75%, 8/13/2021	2,982,484
500,000	Jeld-Wen, Inc., Term Loan—1st Lien, 4.75%, 7/1/2022	506,953
1,190,235	Ply Gem Industries, Inc., Term Loan—1st Lien, 4.00%, 1/30/2021	1,202,637
	TOTAL	10,728,342
	Cable Satellite—2.0%
3,403,088	Altice US Finance I Corp., Term Loan—1st Lien, 3.88%, 1/25/2025	3,449,881
992,500	Charter Communications Operating LLC, Term Loan—1st Lien, 3.25%, 1/15/2024	999,944
1,905,570	Charter Communications, Inc., Term Loan—1st Lien, 3.02%, 7/1/2020	1,917,613
1,973,684	CSC Holdings LLC, Term Loan—1st Lien, 3.88%, 10/11/2024	1,998,355
2,420,407	Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 3.75%, 6/30/2019	2,347,795
3,500,000	Virgin Media Bristol LLC, Term Loan—1st Lien, 3.75%, 1/31/2025	3,520,790
	TOTAL	14,234,378
	Chemicals—2.2%
2,697,109	Axalta Coating Systems US Holdings, Inc., Term Loan—1st Lien, 3.50%, 2/1/2020	2,729,703
3,985,012	Huntsman International LLC, Term Loan—1st Lien, 3.91%, 4/1/2023	4,033,152
2,334,943	MacDermid, Inc., Term Loan—1st Lien, 4.50%, 6/7/2020	2,365,110
879,830	MacDermid, Inc., Term Loan—1st Lien, 5.00%, 6/7/2023	892,812
3,449,859	Oxea SARL, Term Loan—1st Lien, 4.25%, 1/15/2020	3,376,549
1,995,000	PQ Corp., Term Loan—1st Lien, 5.25%, 11/4/2022	2,024,307
	TOTAL	15,421,633
	Consumer Cyclical Services—3.5%
2,000,000	Garda World Security Corp., Term Loan—1st Lien, 5.75%, 11/9/2020	2,005,630
4,099,596	Garda World Security Corp., Term Loan—1st Lien, 4.01%, 11/9/2020	4,111,137
1,048,734	Garda World Security Corp., Term Loan—1st Lien, 4.01%, 11/9/2020	1,051,686
3,900,062	Hearthside Group Holdings LLC, Term Loan—1st Lien, 4.50%, 6/2/2021	3,948,813
2,538,461	Manitowoc Foodservice, Inc., Term Loan B—1st Lien, 5.75%, 3/3/2023	2,582,885
4,000,000	ServiceMaster Co. LLC, Term Loan—1st Lien, 3.27%, 11/8/2023	4,021,000
2,970,000	USAGM HoldCo LLC, Term Loan—1st Lien, 4.75%, 7/28/2022	2,991,354
165,353	USAGM HoldCo LLC, Term Loan—1st Lien, 5.01%, 7/28/2022	167,041
832,351	USAGM HoldCo LLC, Term Loan—1st Lien, 5.50%, 7/28/2022	840,849
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Consumer Cyclical Services—continued
$3,000,000	USAGM HoldCo LLC, Term Loan—2nd Lien, 9.50%, 7/28/2023	$3,060,000
	TOTAL	24,780,395
	Consumer Products—3.3%
5,330,451	Freedom Group, Inc., Term Loan—1st Lien, 5.50%, 4/19/2019	5,086,130
3,195,619	Party City Holdings, Inc., Term Loan—1st Lien, 4.21%, 8/19/2022	3,231,329
1,642,250	Prestige Brands, Inc., Term Loan—1st Lien, 3.50%, 9/3/2021	1,657,852
3,000,000	Serta Simmons Bedding LLC, Term Loan—1st Lien, 4.50%, 11/8/2023	3,037,500
5,000,000	Serta Simmons Bedding LLC, Term Loan—2nd Lien, 9.00%, 11/8/2024	5,041,650
4,625,893	SRAM LLC, Term Loan—1st Lien, 4.02%, 4/10/2020	4,608,546
744,044	Water PIK, Inc., Term Loan—2nd Lien, 9.75%, 1/9/2021	747,303
	TOTAL	23,410,310
	Diversified Manufacturing—2.0%
3,384,318	Dynacast International LLC, Term Loan—1st Lien, 4.50%, 1/28/2022	3,411,816
2,000,000	Dynacast International LLC, Term Loan—2nd Lien, 9.50%, 1/30/2023	1,955,000
1,599,491	Entegris, Inc., Term Loan—1st Lien, 3.52%, 4/30/2021	1,614,150
4,847,273	Gardner Denver, Inc., Term Loan—1st Lien, 4.56%, 7/30/2020	4,806,507
1,961,644	Milacron LLC, Term Loan—1st Lien, 4.25%, 9/28/2020	1,982,487
	TOTAL	13,769,960
	Financial Institutions—5.0%
1,690,476	Acrisure LLC, Term Loan—1st Lien, 5.75%, 11/22/2023	1,715,124
309,524	Acrisure LLC, Term Loan—1st Lien, 5.75%, 11/22/2023	313,006
4,972,563	AssuredPartners, Inc., Term Loan—1st Lien, 5.25%, 10/21/2022	5,050,880
4,000,000	AssuredPartners, Inc., Term Loan—2nd Lien, 10.00%, 10/20/2023	4,031,000
1,920,600	Clipper Acquisitions Corp., Term Loan—1st Lien, 3.18%, 2/6/2020	1,923,807
5,854,448	Hub International Ltd., Term Loan—1st Lien, 4.00%, 10/2/2020	5,908,016
1,000,000	NFP Corp., Term Loan—1st Lien, 4.50%, 12/9/2023	1,010,250
497,500	Sedgwick Claims Management Services, Inc., Term Loan—1st Lien, 4.25%, 2/28/2021	503,875
2,912,625	Sedgwick, Inc., Term Loan—1st Lien, 3.75%, 2/28/2021	2,925,106
4,000,000	Sedgwick, Inc., Term Loan—2nd Lien, 6.75%, 2/28/2022	4,005,000
3,000,000	Sedgwick, Inc., Term Loan—2nd Lien, 6.75%, 2/28/2022	3,006,255
2,985,000	WEX, Inc., Term Loan—1st Lien, 4.27%, 7/1/2023	3,034,208
1,955,000	York Risk Services Group, Inc., Term Loan—1st Lien, 4.75%, 10/1/2021	1,859,694
	TOTAL	35,286,221
	Food & Beverage—3.2%
3,990,000	Amplify Snack Brands, Inc., Term Loan—1st Lien, 6.50%, 9/2/2023	3,891,906
3,634,302	Aramark Corp., Term Loan—1st Lien, 3.50%, 2/24/2021	3,673,553
2,927,828	Del Monte Foods, Inc., Term Loan—1st Lien, 4.25%, 2/18/2021	2,699,091
3,000,000	Del Monte Pacific Ltd., Term Loan—2nd Lien, 8.45%, 8/18/2021	2,308,755
1,617,800	Keurig Green Mountain, Inc., Term Loan—1st Lien, 5.29%, 3/3/2023	1,645,230
2,461,370	Pinnacle Foods Finance LLC, Term Loan—1st Lien, 3.39%, 4/29/2020	2,485,983
1,980,000	Pinnacle Foods Finance LLC, Term Loan—1st Lien, 3.51%, 1/13/2023	2,015,066
3,870,550	U.S. Foodservice, Inc., Term Loan—1st Lien, 3.77%, 6/27/2023	3,916,919
	TOTAL	22,636,503
	Gaming—3.4%
1,277,961	Affinity Gaming LLC, Term Loan—1st Lien, 5.00%, 7/1/2023	1,289,673
2,000,000	Affinity Gaming LLC, Term Loan—2nd Lien, 9.25%, 9/30/2024	1,970,000
1,911,652	American Casino & Entertainment, Term Loan—1st Lien, 4.25%, 7/7/2022	1,931,572
1,995,000	Boyd Gaming Corp., Term Loan—1st Lien, 3.76%, 9/15/2023	2,022,072
1,974,950	Eldorado Resorts, Inc., Term Loan—1st Lien, 4.25%, 7/23/2022	1,991,609
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Gaming—continued
$496,250	MGM Growth Properties, Term Loan—1st Lien, 3.52%, 4/25/2023	$502,719
5,985,000	Mohegan Tribal Gaming Authority, Term Loan—1st Lien, 5.50%, 10/13/2023	6,046,735
550,833	Pinnacle Entertainment, Inc., Term Loan—1st Lien, 3.77%, 4/28/2023	557,030
1,447,500	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 3.59%, 5/14/2020	1,459,261
2,985,000	Station Casinos LLC, Term Loan—1st Lien, 3.75%, 6/8/2023	3,028,671
2,902,500	Tropicana Entertainment, Inc., Term Loan—1st Lien, 4.00%, 11/27/2020	2,913,384
	TOTAL	23,712,726
	Health Care—14.4%
2,970,000	Acadia Healthcare Co., Inc., Term Loan—1st Lien, 3.76%, 2/16/2023	2,999,700
2,942,532	Air Medical Group Holdings, Inc., Term Loan—1st Lien, 4.25%, 4/28/2022	2,942,988
995,000	Air Medical Group Holdings, Inc., Term Loan—1st Lien, 5.00%, 4/28/2022	1,013,039
3,445,422	Carestream Health Inc., Term Loan—1st Lien, 5.00%, 6/7/2019	3,356,409
4,811,760	Carestream Health Inc., Term Loan—2nd Lien, 9.50%, 12/7/2019	3,969,702
4,470,000	CHG Healthcare Services, Inc., Term Loan—1st Lien, 4.75%, 6/7/2023	4,528,669
337,323	CHS/Community Health Systems, Inc., Term Loan—1st Lien, 3.75%, 12/31/2019	328,152
4,446,966	CHS/Community Health Systems, Inc., Term Loan—1st Lien, 4.00%, 1/27/2021	4,320,050
485,056	DaVita HealthCare Partners, Inc., Term Loan—1st Lien, 3.52%, 6/24/2021	490,756
2,945,792	Emdeon, Inc., Term Loan—1st Lien, 3.75%, 11/2/2018	2,954,997
3,967,481	Endo Luxembourg Finance, Term Loan—1st Lien, 3.81%, 9/25/2022	3,992,992
7,000,000	Envision Healthcare Corp., Term Loan—1st Lien, 3.75%, 12/1/2023	7,091,910
498,750	HCA, Inc., Term Loan—1st Lien, 3.52%, 2/9/2024	505,413
248,125	HCA, Inc., Term Loan—1st Lien, 4.02%, 3/17/2023	251,568
938,866	HCR Manor Care, Inc., Term Loan—1st Lien, 5.00%, 4/6/2018	824,104
3,866,889	Iasis Healthcare, Term Loan—1st Lien, 4.50%, 5/3/2018	3,845,157
9,279,539	Multiplan, Inc., Term Loan—1st Lien, 5.00%, 6/7/2023	9,456,871
2,895,079	National Mentor Holdings, Inc., Term Loan—1st Lien, 4.25%, 1/31/2021	2,916,792
8,841,898	Ortho-Clinical Diagnostics, Inc., Term Loan—1st Lien, 4.75%, 6/30/2021	8,794,550
3,980,000	PCI Pharma Services, Term Loan—1st Lien, 5.00%, 7/1/2023	3,994,925
3,000,000	PCI Pharma Services, Term Loan—2nd Lien, 9.75%, 7/1/2024	2,955,000
3,980,000	Precyse Acquisition Corp., Term Loan B—1st Lien, 6.50%, 10/20/2022	4,039,700
3,000,000	Press Ganey Holdings, Inc., Term Loan—1st Lien, 4.25%, 10/21/2023	3,021,570
3,000,000	Press Ganey Holdings, Inc., Term Loan—2nd Lien, 8.25%, 10/21/2024	3,060,000
2,962,500	Radnet Management, Inc., Term Loan—1st Lien, 4.75%, 7/1/2023	2,990,288
6,600,000	Radnet Management, Inc., Term Loan—2nd Lien, 8.00%, 3/25/2021	6,538,125
3,957,462	SteriGenics—Nordion Holdings LLC, Term Loan - 1st Lien, 4.25%, 5/15/2022	3,984,690
1,481,288	Surgical Care Affiliates, Inc., Term Loan—1st Lien, 3.75%, 3/17/2022	1,495,182
1,980,037	Team Health, Inc., Term Loan—1st Lien, 3.77%, 11/23/2022	1,985,403
2,639,559	Vizient, Inc., Term Loan—1st Lien, 5.00%, 2/11/2023	2,684,524
	TOTAL	101,333,226
	Independent Energy—2.5%
3,000,000	California Resources Corp., Term Loan—1st Lien, 11.38%, 12/31/2021	3,338,745
5,000,000	Chesapeake Energy Corp., Term Loan—1st Lien, 8.50%, 8/23/2021	5,456,250
2,875,000	EP Energy LLC., Term Loan—1st Lien, 9.75%, 6/30/2021	3,015,156
1,000,000	Fieldwood Energy LLC, Term Loan—1st Lien, 8.00%, 8/31/2020	953,750
891,882	Fieldwood Energy, Term Loan—1st Lien, 3.88%, 9/28/2018	845,803
2,350,000	Fieldwood Energy, Term Loan—1st Lien, 8.12%, 9/30/2020	2,062,125
2,396,305	Fieldwood Energy, Term Loan—2nd Lien, 8.38%, 9/30/2020	1,713,358
	TOTAL	17,385,187
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Industrial - Other—1.8%
$2,432,551	Filtration Group, Inc., Term Loan—1st Lien, 4.25%, 11/21/2020	$2,444,726
3,964,236	Filtration Group, Inc., Term Loan—1st Lien, 4.25%, 11/21/2020	4,000,152
4,623,544	Hillman Group, Inc., Term Loan—1st Lien, 4.50%, 6/30/2021	4,657,273
1,561,231	Unifrax Investment Corp., Term Loan—1st Lien, 4.25%, 11/28/2018	1,560,255
	TOTAL	12,662,406
	Leisure—0.5%
2,000,000	AMC Entertainment Holdings, Inc., Term Loan—1st Lien, 3.51%, 12/15/2023	2,024,250
997,500	Live Nation Entertainment, Inc., Term Loan—1st Lien, 3.31%, 10/27/2023	1,007,475
495,009	Regal Cinemas Corp., Term Loan—1st Lien, 3.27%, 4/1/2022	499,606
	TOTAL	3,531,331
	Lodging—1.4%
3,000,000	Four Seasons Holdings, Inc., Term Loan—1st Lien, 3.91%, 11/30/2023	3,039,630
2,019,046	Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.26%, 10/25/2023	2,045,172
148,501	Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.50%, 10/26/2020	150,048
2,752,858	Intrawest Resorts Holdings, Inc., Term Loan—1st Lien, 4.50%, 12/9/2020	2,792,995
1,477,032	La Quinta Intermediate Holdings LLC, Term Loan—1st Lien, 3.75%, 4/14/2021	1,480,038
	TOTAL	9,507,883
	Media Entertainment—6.1%
1,650,000	CBS Outdoor Americas Capital LLC/Corp., Term Loan—1st Lien, 3.02%, 1/31/2021	1,657,953
1,358,490	CBS Radio, Inc., Term Loan—1st Lien, 4.50%, 10/17/2023	1,374,330
6,250,000	Clear Channel Communications, Inc., Term Loan—1st Lien, 7.52%, 1/30/2019	5,109,375
8,754,059	Emerald Expo Holdings, Inc., Term Loan—1st Lien, 4.75%, 6/17/2020	8,819,714
2,000,000	Entercom Radio LLC, Term Loan—1st Lien, 4.52%, 11/1/2023	2,028,440
3,609,889	Entravision, Term Loan—1st Lien, 3.50%, 5/31/2020	3,609,889
2,250,000	Lions Gate Entertainment Corp., Term Loan—1st Lien, 3.75%, 12/8/2023	2,268,754
1,093,750	Match Group, Inc., Term Loan—1st Lien, 5.50%, 11/16/2022	1,111,523
1,990,000	McGraw Hill Global Education Holdings LLC, Term Loan—1st Lien, 5.00%, 5/4/2022	1,995,602
4,862,874	NEP/NCP Holdco, Inc., Term Loan—1st Lien, 4.25%, 1/22/2020	4,893,267
3,500,000	NEP/NCP Holdco, Inc., Term Loan—2nd Lien, 10.00%, 7/22/2020	3,535,000
2,000,000	Nexstar Broadcasting, Inc., Term Loan—1st Lien, 4.00%, 9/26/2023	2,020,310
1,000,000	Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.15%, 10/4/2023	1,013,125
2,152,825	SGS International LLC, Term Loan—1st Lien, 4.25%, 10/17/2019	2,157,314
985,000	Tribune Media Co., Term Loan—1st Lien, 3.77%, 12/27/2020	994,973
	TOTAL	42,589,569
	Midstream—1.6%
1,936,692	EMG Utica LLC, Term Loan—1st Lien, 4.75%, 3/27/2020	1,927,009
3,625,000	Energy Transfer Equity LP, Term Loan—1st Lien, 3.39%, 12/2/2019	3,636,654
1,858,824	Energy Transfer Equity LP, Term Loan—1st Lien, 4.14%, 12/2/2019	1,873,202
3,990,000	Gulf Finance LLC, Term Loan—1st Lien, 6.25%, 8/25/2023	4,019,925
	TOTAL	11,456,790
	Packaging—4.9%
1,000,000	Anchor Glass Container Corp., Term Loan—1st Lien, 4.25%, 12/7/2023	1,010,315
500,000	Anchor Glass Container Corp., Term Loan—2nd Lien, 8.75%, 12/7/2024	511,250
2,400,048	Berry Plastics Group, Inc., Term Loan—1st Lien, 3.50%, 2/8/2020	2,422,008
8,977,500	Bway Holding Co., Term Loan—1st Lien, 4.75%, 9/9/2023	9,018,482
2,000,000	Fortress Merger Sub., Inc., Term Loan—1st Lien, 5.04%, 10/19/2023	2,030,000
1,000,000	Fortress Merger Sub., Inc., Term Loan—2nd Lien, 9.50%, 10/21/2024	1,020,000
1,962,475	Multi Packaging Solutions Ltd., Term Loan—1st Lien, 4.25%, 10/3/2023	1,969,226
1,519,728	Multi Packaging Solutions, Inc., Term Loan—1st Lien, 4.25%, 9/30/2020	1,524,006
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Packaging—continued
$567,017	Multi Packaging Solutions, Inc., Term Loan—1st Lien, 4.25%, 9/30/2020	$568,613
4,153,379	Reynolds Group Holdings, Inc., Term Loan—1st Lien, 4.25%, 2/5/2023	4,214,268
3,383,465	SIG Combibloc, Term Loan—1st Lien, 4.00%, 3/13/2022	3,416,250
4,327,351	Signode Industrial Group, Term Loan—1st Lien, 4.00%, 5/1/2021	4,370,625
1,655,487	Tekni-Plex, Inc., Term Loan—1st Lien, 4.50%, 6/1/2022	1,665,834
825,000	Tekni-Plex, Inc., Term Loan—2nd Lien, 8.75%, 6/1/2023	823,969
	TOTAL	34,564,846
	Pharmaceuticals—2.7%
1,406,250	AMAG Pharmaceutical, Inc., Term Loan—1st Lien, 4.75%, 8/17/2021	1,408,008
1,945,000	Grifols SA, Term Loan—1st Lien, 3.72%, 2/27/2021	1,961,007
4,847,740	IMS Health, Inc., Term Loan—1st Lien, 3.50%, 3/17/2021	4,890,158
6,656,864	Pharmaceutical Product Development, Inc., Term Loan—1st Lien, 4.25%, 8/18/2022	6,740,075
3,930,702	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, 5.25%, 8/5/2020	3,927,695
	TOTAL	18,926,943
	Refining—0.3%
2,235,000	Western Refining, Inc., Term Loan—1st Lien, 5.50%, 6/23/2023	2,250,366
	Restaurants—0.5%
1,992,901	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—1st Lien, 3.75%, 12/12/2021	2,013,457
1,492,500	Yum! Brands, Inc., Term Loan—1st Lien, 3.49%, 6/16/2023	1,516,522
	TOTAL	3,529,979
	Retailers—2.9%
1,806,514	Academy Ltd., Term Loan—1st Lien, 5.00%, 7/2/2022	1,675,541
2,981,250	JC Penney Corp., Inc., Term Loan—1st Lien, 5.25%, 6/23/2023	2,999,257
1,899,701	Michaels Stores, Inc., Term Loan—1st Lien, 3.75%, 1/28/2023	1,924,491
3,832,599	Neiman-Marcus Group, Inc., Term Loan—1st Lien, 4.25%, 10/25/2020	3,342,985
2,977,500	PETCO Animal Supplies, Inc., Term Loan—1st Lien, 5.00%, 1/26/2023	2,997,717
1,970,000	PetSmart, Inc., Term Loan—1st Lien, 4.00%, 3/10/2022	1,978,284
2,946,218	Talbots, Inc., Term Loan—1st Lien, 5.50%, 3/19/2020	2,874,036
2,998,060	Talbots, Inc., Term Loan—2nd Lien, 9.50%, 3/19/2021	2,743,225
	TOTAL	20,535,536
	Services—1.9%
1,938,808	Acosta Holdco, Inc., Term Loan—1st Lien, 4.25%, 9/26/2021	1,895,795
1,940,124	Brickman Group Holdings, Inc., Term Loan—1st Lien, 4.00%, 12/18/2020	1,948,166
4,159,548	Brickman Group Holdings, Inc., Term Loan—2nd Lien, 7.50%, 12/18/2021	4,193,344
1,985,000	KAR Auction Services, Inc., Term Loan—1st Lien, 4.50%, 3/9/2023	2,015,083
3,000,000	USIC Holdings, Inc., Term Loan—1st Lien, 4.75%, 12/9/2023	3,031,245
	TOTAL	13,083,633
	Supermarkets—0.1%
500,000	Albertsons LLC, Term Loan—1st Lien, 4.00%, 6/23/2023	507,117
	Technology—16.6%
1,000,000	Abacus Innovations Corp., 3.52%, 8/16/2023	1,011,520
2,211,531	Applied Systems, Inc., Term Loan—1st Lien, 4.00%, 1/23/2021	2,236,410
3,005,683	Applied Systems, Inc., Term Loan—2nd Lien, 7.50%, 1/23/2022	3,044,005
1,346,056	Avago Technologies Cayman Finance Ltd., Term Loan—1st Lien, 3.70%, 2/1/2023	1,367,344
2,886,965	Avaya, Inc., Term Loan—1st Lien, 6.25%, 5/29/2020	2,518,891
4,717,619	BMC Software, Inc., Term Loan—1st Lien, 5.00%, 9/10/2020	4,722,054
1,995,000	Camelot Finance LP, Term Loan—1st Lien, 4.75%, 9/16/2023	2,022,012
1,925,343	CDW LLC, Term Loan—1st Lien, 3.00%, 8/17/2023	1,939,341
1,975,000	CommScope, Inc., Term Loan—1st Lien, 3.27%, 12/29/2022	1,997,219
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Technology—continued
$2,940,000	Compuware Corp., Term Loan—1st Lien, 6.25%, 12/15/2021	$2,962,418
2,000,000	Compuware Corp., Term Loan—2nd Lien, 9.25%, 12/15/2022	2,010,000
1,500,000	DELL International LLC, Term Loan—1st Lien, 4.02%, 9/7/2023	1,527,630
1,595,000	Diebold, Inc., Term Loan—1st Lien, 5.25%, 11/6/2023	1,621,916
2,941,346	Ensemble S Merger Sub, Inc., Term Loan—1st Lien, 4.75%, 9/30/2022	2,973,524
2,445	Epicor Software Corp., Term Loan—1st Lien, 4.75%, 6/1/2022	2,460
2,942,019	Epicor Software Corp., Term Loan—1st Lien, 5.00%, 6/1/2022	2,982,472
500,000	First Data Corp., Term Loan—1st Lien, 4.00%, 7/10/2022	506,095
2,705,412	First Data Corp., Term Loan—1st Lien, 4.00%, 3/24/2021	2,740,163
1,500,000	Flex Acquisition Co., Inc., Term Loan—1st Lien, 4.25%, 12/29/2023	1,515,780
2,440,387	Hyland Software, Inc., Term Loan—1st Lien, 4.75%, 7/1/2022	2,458,690
1,000,000	Hyland Software, Inc., Term Loan—2nd Lien, 8.25%, 7/1/2023	1,020,000
2,962,500	Informatica Corp., Term Loan—1st Lien, 4.50%, 8/6/2022	2,955,405
2,798,968	Information Resources, Inc., Term Loan—1st Lien, 5.56%, 9/26/2020	2,817,623
2,493,750	JD Power & Associates, Term Loan—1st Lien, 5.25%, 9/7/2023	2,521,805
1,000,000	JD Power & Associates, Term Loan—2nd Lien, 9.50%, 9/7/2024	1,005,000
2,000,000	JDA Software Group, Inc., Term Loan—1st Lien, 4.50%, 10/12/2023	2,025,250
5,000,000	Kronos, Inc., Term Loan—1st Lien, 5.00%, 11/1/2023	5,070,325
3,500,000	Kronos, Inc., Term Loan—2nd Lien, 9.25%, 11/1/2024	3,617,408
3,945,373	Lattice Semiconductor Corp., Term Loan—1st Lien, 5.51%, 3/10/2021	3,940,442
2,803,737	Lawson Software, Inc., Term Loan—1st Lien, 3.75%, 6/3/2020	2,812,204
1,599,556	Microsemi Corp., Term Loan—1st Lien, 3.75%, 1/15/2023	1,617,751
894,191	Mitel Network Corp., Term Loan—1st Lien, 5.50%, 4/29/2022	905,144
249,375	NXP BV/NXP Funding LLC, Term Loan—1st Lien, 3.27%, 12/7/2020	251,043
2,992,500	ON Semiconductor Corp., Term Loan—1st Lien, 4.02%, 3/31/2023	3,036,041
4,000,000	Rackspace Hosting, Inc., Term Loan—1st Lien, 4.50%, 12/20/2023	4,057,920
1,932,690	Renaissance Learning, Inc., Term Loan—1st Lien, 4.50%, 4/9/2021	1,941,947
4,500,000	Renaissance Learning, Inc., Term Loan—2nd Lien, 8.00%, 4/11/2022	4,481,235
2,950,895	Riverbed Technology, Inc., Term Loan—1st Lien, 4.25%, 4/27/2022	2,976,302
3,990,000	Rocket Software, Inc., Term Loan—1st Lien, 5.25%, 9/28/2023	4,048,194
1,500,000	Rocket Software, Inc., Term Loan—2nd Lien, 10.50%, 10/14/2024	1,525,785
820,987	Sabre GLBL, Inc., Term Loan—1st Lien, 4.00%, 2/19/2019	831,335
3,970,000	Solera Holdings, Inc., Term Loan—1st Lien, 5.75%, 3/3/2023	4,029,550
135,471	SS&C Technologies, Inc., Term Loan—1st Lien, 4.00%, 7/8/2022	137,489
1,327,534	SS&C Technologies, Inc., Term Loan—1st Lien, 4.00%, 7/8/2022	1,347,314
4,932,336	Tibco Software, Inc., Term Loan—1st Lien, 6.50%, 12/4/2020	4,962,152
4,845,247	Transunion LLC, Term Loan—1st Lien, 3.52%, 4/9/2021	4,895,444
997,500	Versum Materials, Inc., Term Loan—1st Lien, 3.50%, 9/30/2023	1,010,123
2,992,500	VF Holding Corp., Term Loan—1st Lien, 4.75%, 6/17/2023	2,977,538
2,179,321	Wall Street Systems Delaware, Inc., Term Loan—1st Lien, 4.75%, 8/31/2023	2,186,676
	TOTAL	117,164,389
	Utility - Electric—1.3%
5,805,078	Calpine Construction Finance Co., Term Loan—1st Lien, 3.27%, 1/31/2022	5,815,962
1,000,000	Dayton Power & Light Co., Term Loan—1st Lien, 4.01%, 8/24/2022	1,015,630
2,000,000	Vistra Operations Co. LLC, Term Loan—1st Lien, 4.00%, 8/4/2023	2,029,690
	TOTAL	8,861,282
	Wireline Communications—0.1%
1,000,000	Level 3 Financing, Inc., Term Loan—1st Lien, 3.50%, 5/31/2022	1,013,540
	TOTAL FLOATING RATE LOANS (IDENTIFIED COST $626,687,137)	630,800,686
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		EXCHANGE-TRADED FUND—4.4%
1,325,000		PowerShares Senior Loan Portfolio (IDENTIFIED COST $30,167,237)	$30,952,000
		INVESTMENT COMPANY—8.6%
60,828,850	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.79%[2] (IDENTIFIED COST $60,829,809)	60,834,933
		TOTAL INVESTMENTS—102.6% (IDENTIFIED COST $717,684,183)[3]	722,587,619
		OTHER ASSETS AND LIABILITIES - NET—(2.6)%[4]	(18,144,816)
		TOTAL NET ASSETS—100%	$704,442,803
1	Affiliated holding.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $716,748,108.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$630,800,686	$—	$630,800,686
Exchange-Traded Fund	30,952,000	—	—	30,952,000
Investment Company	60,834,933	—	—	60,834,933
TOTAL SECURITIES	$91,786,933	$630,800,686	$—	$722,587,619
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2016	Year Ended June 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.90	$10.12	$10.22	$10.18	$10.06	$10.09
Income From Investment Operations:
Net investment income	0.26	0.49	0.46	0.43	0.47	0.51[1]
Net realized and unrealized gain (loss) on investments	0.26	(0.22)	(0.10)	0.07	0.12	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.52	0.27	0.36	0.50	0.59	0.51
Less Distributions:
Distributions from net investment income	(0.25)	(0.49)	(0.46)	(0.44)	(0.47)	(0.49)
Distributions from net realized gain on investments	—	—	—	(0.02)	—	(0.05)
TOTAL DISTRIBUTIONS	(0.25)	(0.49)	(0.46)	(0.46)	(0.47)	(0.54)
Net Asset Value, End of Period	$10.17	$9.90	$10.12	$10.22	$10.18	$10.06
Total Return[3]	5.34%	2.76%	3.62%	4.99%	5.99%	5.16%
Ratios to Average Net Assets:
Net expenses	0.08%[4]	0.09%	0.09%	0.10%	0.15%	0.15%
Net investment income	5.06%[4]	5.02%	4.60%	4.27%	4.63%	5.11%
Expense waiver/reimbursement[5]	—	—	—	—	0.03%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$704,443	$589,045	$577,804	$576,486	$272,832	$153,500
Portfolio turnover	21%	41%	52%	19%	57%	41%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $60,834,933 of investment in an affiliated holding (Note 5) (identified cost $717,684,183)		$722,587,619
Cash		832,390
Income receivable		3,746,014
Receivable for investments sold		7,877,104
Receivable for shares sold		4,308,922
TOTAL ASSETS		739,352,049
Liabilities:
Payable for investments purchased	$32,911,277
Income distribution payable	1,829,544
Accrued expenses (Note 5)	168,425
TOTAL LIABILITIES		34,909,246
Net assets for 69,247,898 shares outstanding		$704,442,803
Net Assets Consist of:
Paid-in capital		$704,467,189
Net unrealized appreciation of investments		4,903,436
Accumulated net realized loss on investments		(5,280,250)
Undistributed net investment income		352,428
TOTAL NET ASSETS		$704,442,803
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$704,442,803 ÷ 69,247,898 shares outstanding, no par value, unlimited shares authorized		$10.17
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended December 31, 2016 (unaudited)
Investment Income:
Interest		$15,690,768
Dividends (including $83,958 received from an affiliated holding (Note 5))		704,135
TOTAL INCOME		16,394,903
Expenses:
Custodian fees	$8,685
Transfer agent fee	24,537
Directors'/Trustees' fees (Note 5)	3,530
Auditing fees	17,325
Legal fees	5,735
Portfolio accounting fees	185,589
Printing and postage	7,884
Miscellaneous (Note 5)	9,129
TOTAL EXPENSES	262,414
Net investment income		16,132,489
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized loss of $(758) on sales of investments in an affiliated holding (Note 5))		560,899
Net change in unrealized appreciation of investments		16,274,535
Net realized and unrealized gain on investments		16,835,434
Change in net assets resulting from operations		$32,967,923
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 12/31/2016	Year Ended 6/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,132,489	$28,849,073
Net realized gain (loss) on investments	560,899	(3,804,849)
Net change in unrealized appreciation/depreciation of investments	16,274,535	(9,495,075)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,967,923	15,549,149
Distributions to Shareholders:
Distributions from net investment income	(15,930,297)	(28,282,829)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,930,297)	(28,282,829)
Share Transactions:
Proceeds from sale of shares	107,441,357	80,249,040
Net asset value of shares issued to shareholders in payment of distributions declared	5,827,724	9,861,961
Cost of shares redeemed	(14,909,125)	(66,136,031)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	98,359,956	23,974,970
Change in net assets	115,397,582	11,241,290
Net Assets:
Beginning of period	589,045,221	577,803,931
End of period (including undistributed net investment income of $352,428 and $150,236, respectively)	$704,442,803	$589,045,221
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
December 31, 2016 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 12/31/2016	Year Ended 06/30/2016
Shares sold	10,642,960	8,168,501
Shares issued to shareholders in payment of distributions declared	577,679	1,000,194
Shares redeemed	(1,479,453)	(6,782,891)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	9,741,186	2,385,804
4. FEDERAL TAX INFORMATION
At December 31, 2016, the cost of investments for federal tax purposes was $716,748,108. The net unrealized appreciation of investments for federal tax purposes was $5,839,511. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,970,724 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,131,213.
At June 30, 2016, the Fund had a capital loss carryforward of $5,918,195 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,560,171	$4,358,024	$5,918,195
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended December 31, 2016, were as follows:
	Balance of Shares Held 6/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2016	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	20,494,456	204,296,106	(163,961,712)	60,828,850	$60,834,933	$83,958
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2016, were as follows:
Purchases	$182,653,460
Sales	$130,700,740
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2016, the Fund had no outstanding loans. During the six months ended December 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2016, there were no outstanding loans. During the six months ended December 31, 2016, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,053.40	$0.41
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.80	$0.41
1	Expenses are equal to the Fund's annualized net expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year-period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Bank Loan Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
In addition, Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Investors, Inc. and its affiliates (“Federated”) and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the Adviser's services and fees. The Board noted that Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from
Semi-Annual Shareholder Report

trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Senior Officer's Evaluation, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Portfolio Characteristics” tab.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Bank Loan Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804

Q450803 (2/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 22, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 22, 2017